Aberdeen Select International Equity Fund

Aberdeen Select International Equity Fund II

Aberdeen Global Select Opportunities Fund Inc.

Supplement dated July 15, 2013 to the Statutory Prospectus

dated March 1, 2013, as amended June 21, 2013

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Select International Equity Fund in the section entitled, “Summary — Aberdeen Select International Equity Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2013
Bruce Stout	Senior Investment Manager	2013
Jamie Cumming, CFA®	Senior Investment Manager	2013
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2013

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Select International Equity Fund II in the section entitled, “Summary — Aberdeen Select International Equity Fund II — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2013
Bruce Stout	Senior Investment Manager	2013
Jamie Cumming, CFA®	Senior Investment Manager	2013
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2013

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Global Select Opportunities Fund Inc. in the section entitled, “Summary — Aberdeen Global Select Opportunities Fund Inc. — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2013
Bruce Stout	Senior Investment Manager	2013
Jamie Cumming, CFA®	Senior Investment Manager	2013
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2013

All references to Andrew McMenigall are hereby deleted.

Please retain this Supplement for future reference.

Aberdeen Select International Equity Fund

Aberdeen Select International Equity Fund II

Aberdeen Global Select Opportunities Fund Inc.

Supplement dated July 15, 2013 to the Statement of Additional Information

dated March 1, 2013, as amended June 21, 2013

All references to Andrew McMenigall are deleted.

Please retain this Supplement for future reference.